Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Jun. 30, 2026		Dec. 31, 2025
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	€ 167,187		€ 285,141
Off-balance sheet investments third parties	513,475		606,437
Total revenue-generating investments	680,662		891,578
Investments in real estate	53		479
Investments in joint ventures	1,702		1,566
Investments in associates	2,761		2,638
Financial assets measured at amortized cost	9,522		9,719
Assets held for sale	138,246
Other assets	27,830	[1]	27,888	[2]
Total assets	337,725		317,233
Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	43,506		41,109
Financial assets measured at FVPL	6,419		7,845
Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	9,034		8,648
Financial assets measured at FVPL	29,394		86,320
Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	69,258		109,580
Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL			21,441
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	282		15,595
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	52,491		56,202
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	97,495		190,671
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	9,571		11,481
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	7,294		10,713
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	53		479
Americas [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	165,228		158,284
Off-balance sheet investments third parties	218,372		220,501
Total revenue-generating investments	383,599		378,786
Investments in real estate	35		24
Investments in associates	80		78
Financial assets measured at amortized cost	9,474		9,671
Other assets	25,072	[1]	23,859	[2]
Total assets	190,380		182,221
Americas [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	42,305		39,952
Financial assets measured at FVPL	6,376		6,811
Americas [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	8,955		8,540
Financial assets measured at FVPL	29,099		27,540
Americas [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	68,985		65,746
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	212		211
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	51,233		48,104
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	97,254		92,292
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	9,557		9,753
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	6,937		7,900
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	35		24
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet			125,128
Off-balance sheet investments third parties			158,105
Total revenue-generating investments			283,233
Investments in real estate			437
Assets held for sale	138,246
Other assets	14	[1]	1,795	[2]
Total assets	138,260		126,923
United Kingdom [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL			990
United Kingdom [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL			58,668
United Kingdom [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL			43,592
United Kingdom [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL			21,441
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments			15,315
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments			6,871
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments			98,164
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments			1,714
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments			2,627
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments			437
International [Member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	1,559		1,487
Off-balance sheet investments third parties	8,444		4,602
Total revenue-generating investments	10,003		6,089
Investments in real estate	18		19
Investments in joint ventures	1,140		1,065
Financial assets measured at amortized cost	1		1
Other assets	4,406	[1]	4,416	[2]
Total assets	7,106		6,968
International [Member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1,202		1,158
Financial assets measured at FVPL	43		43
International [Member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1		7
Financial assets measured at FVPL	20		18
International [Member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	273		243
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	60		60
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	1,162		1,125
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	241		215
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	3		3
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	75		67
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	18		19
Asset management [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	389		230
Off-balance sheet investments third parties	286,659		223,228
Total revenue-generating investments	287,048		223,459
Investments in joint ventures	562		502
Investments in associates	284		296
Financial assets measured at amortized cost	36		36
Other assets	561	[1]	523	[2]
Total assets	1,796		1,551
Asset management [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	79		100
Financial assets measured at FVPL	275		94
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	10		9
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	96		102
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	283		119
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	11		11
Total revenue-generating investments	11		11
Investments in associates	2,397		2,264
Financial assets measured at amortized cost	11		11
Other assets	10,759	[1]	10,485	[2]
Total assets	13,168		12,760
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	€ 11		€ 11

[1]	Other assets total eliminates intercompany transactions of EUR 12,984 million.
[2]	Other assets total eliminates intercompany transactions of EUR 13,190 million.